Supplemental Financial Statement Data - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024	Jun. 30, 2023
Other liabilities:
Non-current net tax payable	$ 66	$ 56
Long-term lease liability	179	171
Other non-current liabilities	62	59
Total other liabilities	307	286
Lease Liability [Member]
Other liabilities:
Long-term lease liability	$ 179	171
The Flash Business of Western Digital Corporation [Member]
Other liabilities:
Non-current net tax payable		56	$ 30
Long-term lease liability		172	87
Other non-current liabilities		59	61
Total other liabilities		286	179
The Flash Business of Western Digital Corporation [Member] | Lease Liability [Member]
Other liabilities:
Long-term lease liability		$ 171	$ 88